3. Loans, Allowance for Loan Losses and Credit Quality (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Group A	$ 431,936,170	$ 423,569,097
Group B	6,077,782	6,737,681
Group C	9,791,003	9,602,148
Total Loans	447,804,955	439,908,926
Commercial and industrial
Group A	61,201,586	51,740,744
Group B	2,316,908	2,824,169
Group C	871,726	1,054,372
Total Loans	64,390,220	55,619,285
Commercial Real Estate
Group A	157,767,641	148,516,895
Group B	3,280,904	3,292,200
Group C	5,563,285	5,126,708
Total Loans	166,611,830	156,935,803
Residential real estate - 1st lien
Group A	160,912,689	169,771,357
Group B	228,148	160,468
Group C	2,825,287	2,915,249
Total Loans	163,966,124	172,847,074
Residential real estate - Jr lien
Group A	44,018,956	44,739,736
Group B	251,822	460,844
Group C	530,705	486,825
Total Loans	44,801,483	45,687,405
Consumer
Group A	8,035,298	8,800,365
Group B	0	0
Group C	0	18,994
Total Loans	$ 8,035,298	$ 8,819,359